Payments, by Project - 12 months ended Dec. 31, 2024 - CAD ($)	Taxes	Royalties	Fees	Infrastructure	Total Payments
Total	$ 27,940,000	$ 3,610,000	$ 11,680,000	$ 120,000	$ 43,350,000
Corporate
Total	1,690,000		140,000		1,830,000
Del Toro Silver Mine
Total			550,000		550,000
Jerritt Canyon Gold Mine
Total	800,000		1,330,000		2,130,000
La Encantada Silver Mine
Total		430,000	330,000		760,000
La Luz Silver Project
Total			160,000		160,000
La Parrilla Silver Mine
Total			1,700,000		1,700,000
San Dimas Silver and Gold Mine
Total	10,670,000	1,720,000	2,850,000	$ 120,000	15,360,000
San Martin Silver mine
Total			460,000		460,000
Santa Elena Silver and Gold Mine
Total	$ 14,780,000	$ 1,460,000	$ 4,160,000		$ 20,400,000